Condensed Consolidated Balance Sheets (Unaudited) - USD ($)		Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash and cash equivalents		$ 210,993	$ 824,728
Accounts receivable, net		673,528	1,880,941
Other receivables		153,143	371,271
Other receivables - related party		37,278
Prepaid expenses and other current assets		378,388	399,647
Total Current Assets		1,453,330	3,476,587
NON-CURRENT ASSETS
Property and equipment, net		15,530	22,866
Operating right-of-use assets		121,807	137,010
Capitalized software development costs		1,282,916	1,270,369
Deferred offering costs		939,089	517,938
Total Assets		3,812,672	5,424,770
CURRENT LIABILITIES
Current portion of long-term loans - bank		415,666	482,454
Short-term loans - third parties		4,910,607	2,219,102
Short-term loans - related parties		379,274	271,441
Accounts payable		2,125,237	2,710,891
Other payables and accrued liabilities		2,257,484	1,807,263
Other payables - related parties		71,458	20,111
Deferred revenue		32,268	45,235
Operating lease liability		30,784	28,840
Convertible notes		2,221,970	1,900,965
Total Current Liabilities		12,444,748	9,486,302
NON-CURRENT LIABILITIES
Long-term loans - bank, net of current portion		24,296	178,535
Deferred tax liabilities		3,155
Operating lease liability - non-current		95,771	111,933
Employee benefit obligations - non-current		10,025
Total Liabilities		12,577,995	9,776,770
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ DEFICIT
Additional paid-in capital		47,535,336	45,914,112
Accumulated deficit		(55,258,300)	(49,416,584)
Accumulated other comprehensive loss		(1,056,687)	(863,282)
Total KNOREX Ltd. Shareholders’ Deficit		(8,765,939)	(4,352,124)
Noncontrolling interests		616	124
Total Shareholders’ Deficit		(8,765,323)	(4,352,000)
Total Liabilities and Shareholders’ Deficit		3,812,672	5,424,770
Common Class A [Member]
SHAREHOLDERS’ DEFICIT
Ordinary shares, Class B, $0.0005 par value, 10,000,000 shares authorized, 4,780,575 shares issued and outstanding as of June 30, 2025 and December 31, 2024	[1]	11,322	11,240
Common Class B [Member]
SHAREHOLDERS’ DEFICIT
Ordinary shares, Class B, $0.0005 par value, 10,000,000 shares authorized, 4,780,575 shares issued and outstanding as of June 30, 2025 and December 31, 2024	[1]	$ 2,390	$ 2,390

[1]	Giving retroactive effect to the 1-for-20 share split effected on February 26, 2024 and additional issuance of 22,477,825 Class A Ordinary Shares and 4,780,575 Class B Ordinary Shares effected on September 30, 2024 as part of the reverse capitalization consideration.